PROPERTY AND EQUIPMENT (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):

	Useful Lives	March 31, 2021	December 31, 2020
Computers and office equipment	3	$2,010	$1,684
Furniture and fixtures	5	$905	$305
Leasehold improvements	7	$692	$320
Software development costs	3	$20,774	$18,913
Total		$24,381	$21,222
Less: Accumulated depreciation and amortization		$(7,853)	$(6,206)
Property and equipment, net		$16,528	$15,016

The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):

		December 31,
	Useful Lives	2020	2019
Computers and office equipment	3 years	$1,684	$1,750
Furniture and fixtures	5 years	305	901
Leasehold improvements	7 years	320	503
Software development costs	3 years	18,913	8,798
Total		21,222	11,952
Less: Accumulated depreciation and amortization		(6,206)	(3,224)
Property and equipment, net		$15,016	$8,728